Employee Benefit Plans (Schedule of Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 869
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(648)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	6,813
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (5,228)